                               The High
                               Yield Income
                               Fund, Inc.
                       --------------------------------------
                       Semiannual Report
                       February 28, 2002

              LETTER TO
              SHAREHOLDERS
              -----------------------------------
                                   April 17, 2002

Dear Shareholder:

Performance at a Glance

   U.S. high yield bonds (commonly called "junk bonds") faced challenging market conditions during our fiscal half-year that ended
February 28, 2002. The September 11 terrorist attacks on the United States weakened an already faltering U.S. economy. In this climate of political and economic uncertainty, investors sold junk bonds and other risky assets and bought higher-quality bonds such as U.S. Treasury securities. In the autumn of 2001, belief that an economic recovery was imminent boosted demand for high yield bonds, but the market remained volatile amid continued concern about corporate profitability.
Overall, the high yield market posted a
negative return for the six months ended
February 28, 2002. The Fund returned -2.18% over the same time frame compared with the -5.37% return of its benchmark Lipper Closed-End
High Current Yield Average.

                                 FUND'S PERFORMANCE
                                  As of 2/28/02

                           Total Return    Total Return    NAV    Market Price
                            Six Months      12 Months    2/28/02    2/28/02
High Yield
  Income Fund1                -2.18%          -2.60%      $5.01      $5.47
Lipper Closed-End
  High Current Yield Avg.2    -5.37%          -11.18%      N/A        N/A
Lipper Open-End
  High Current Yield Avg.3    -2.30%           -5.40%      N/A        N/A

1. Source: Prudential Investments LLC.  Total
           return of the Fund represents the change in net asset value from the beginning of the period
           (9/01/01) through the end (2/28/02), and
           assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange using the symbol
           HYI. Past performance is no guarantee of future results.
2. Source: Lipper Inc.  These are the average
           returns of 24 funds in the Closed-End High
           Current Yield category for six months.
3. Source: Lipper Inc.  These are the average
           returns of 407 funds in the Open-End High
           Current Yield category for six months.

                           YIELD AND DIVIDEND
                             As of 2/28/02
                        Six Months Ended 2/28/02

            Total Monthly Dividends
                 Paid Per Share              Yield at Market Price
                  Six Months
                     $0.30                           5.48%

   The Fund's primary investment objective is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The
Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as junk bonds. Below-investment-grade bonds are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to try to find those with attractive yields and improving credit quality.

Interest Rate Swap Transactions and Futures
Contracts on 10-Year Interest Rate Swaps
    Effective May 1, 2002, the Fund may engage in interest rate swap transactions solely for hedging purposes, to the extent that the net interest payments on such swap transactions does not exceed 5% of the Fund's net assets.
In a swap transaction, the Fund and another party exchange their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed income payments. The Fund expects to enter into swap transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

    The Fund may enter into interest rate swaps
traded on an exchange or in the over-the-
counter (OTC) market.  Interest rate swaps do
not involve the delivery of securities or other
underlying assets or principal.  Accordingly,
the risk of loss with respect to interest rate
swaps is limited to the net amount of interest
payments that the Fund is contractually
obligated to make.  If the other party to an
interest rate swap defaults, the Fund's risk of
loss consists of the net amount of interest
payments that the Fund is contractually
entitled to receive.  The use of interest rate
swaps is a highly speculative activity which
involves investment techniques and risks
different from those associated with ordinary
portfolio securities transactions.  If the
investment adviser is incorrect in its forecast
of market values, interest rates and other
applicable factors, the investment performance
of the Fund would diminish compared to what it
would have been if this investment technique
had never been used.    The Fund may enter into
interest rate swaps as a hedge against changes in the interest rate of a security in its portfolio or that of a security the Fund anticipates buying. If the Fund purchases an interest rate swap to hedge against a change in an interest rate of a security the Fund anticipates buying, and such interest rate changes unfavorably for the Fund, then the Fund may determine not to invest in the securities as planned and will realize a loss on the interest rate swap that is not offset by a change in the interest rates or the price of the securities.

    In addition, effective May 1, 2002, the Fund may purchase or sell futures contracts on 10-year interest rate swaps (Swap Futures) for hedging purposes only. The Fund's investment in Swap Futures will be subject to the Fund's limitations on investments in futures. Futures contracts on Swap Futures, introduced by the Chicago Board of Trade in October 2001, enable purchasers to cash settle at a future date at a price determined by the International Swaps and Derivatives Association Benchmark Rate for a
10-year U.S. dollar interest rate swap on the last day of trading. The structure of Swap
Futures blends certain characteristics of existing OTC swaps and futures products.
Unlike most swaps traded in the OTC market that are so-called "par" swaps with a fixed market value trading on a rate basis, Swap Futures have fixed notional coupons and trade on a price basis. In addition, Swap Futures are constant maturity products that will not mature like OTC swaps, but rather represent a series of 10-year instruments expiring quarterly.
Because Swap Futures are traded on an exchange, there is minimal counterparty or default risk, although, like all futures contracts, the Fund could experience delays and/or losses associated with the bankruptcy of a broker through which the Fund engages in futures transactions. Investing in Swap Futures is subject to the same risks of investing in futures.

Market Background

A Difficult Beginning

    In the wake of the September 11 terrorist attacks, the U.S. stock market was closed for several days. When it reopened on September 17, prices of both stocks and junk bonds plunged.

    The sell-off in equities and high yield bonds largely reflected the fear that an already weakened U.S. economy had been dealt a blow that would surely plunge it into a recession.
In response to that concern, the Federal
Reserve (the Fed), which had eased monetary policy seven times in the first eight months of 2001, continued to reduce short-term interest rates on September 17, October 2, November 6, and December 11. The Fed hoped that by lowering borrowing costs for businesses and consumers, it could help revitalize the ailing economy.

    Nevertheless, the National Bureau of Economic
Research announced in November 2001 that the U.S. economy had slid into a recession for the first time in a decade. By the time of the announcement, a recovery in the high yield bond market was well under way. As has been the case in some past recessions, by the time the economy is widely perceived to be in a downturn, the seeds of a recovery have already been sown and better times may be just around the corner. That certainly rang true during our reporting period. Investors, anticipating an economic rebound, began to invest in riskier assets such as high yield bonds.

Our Strategy

Less Fund Leverage Was Better
    Two aspects of our investment strategy helped the Fund's performance during our reporting period. First, we reduced leverage in the Fund. Leverage refers to the practice of taking out a low-interest loan against a percentage of the assets in a portfolio and using that money to purchase other investments.
This strategy can significantly enhance a portfolio's returns when financial markets rally. However, when financial markets decline, as was the case for much of our fiscal half-year, a heavily leveraged portfolio will suffer more than one that utilizes less leverage.
Thus, the fact that we lowered leverage
benefited the Fund during its fiscal half-year ended February 28, 2002.

Fewer Telecom Bonds Also Helped
    Second, the Fund's exposure to the
telecommunications sector, which we had already halved before our six-month reporting period began, was reduced further to slightly less than 5.0% of the Fund's total investments as of February 28, 2002, the end of our six-month reporting period. The drop reflects both our sales of telecom bonds and declines in the value of the Fund's remaining telecom holdings.
The Fund's absolute performance was hurt by its telecom exposure over our fiscal half-year.
Still having a smaller telecom position
ultimately helped the Fund outperform its benchmark Lipper Average for the same period.

    The telecom sector performed poorly during the six months ended February 28, 2002, because the industry has not experienced the substantial growth in demand for telecom services that was anticipated in the late 1990s. As a result, some telecom firms have little revenue and large amounts of debt that they incurred by borrowing heavily in the late 1990s to finance the construction of cutting-edge communications networks.

Hurt by Enron Fallout
    As for the Fund's exposure to other sectors, it held bonds of utility companies such as Calpine and AES Corp. Their bonds (and stocks) suffered due to the Enron situation because these companies are involved in a related industry and because of a softening in electricity prices. We, however, viewed the sell-off in utility bonds as a buying opportunity. We believe these debt securities, which have already begun to regain lost ground, will continue to improve if an anticipated rise in industrial production drives up the price of electricity. (The Fund did not hold any Enron securities during its six-month reporting period ended February 28, 2002.)

    Bonds of Rite Aid Corp were among the other debt securities held by the Fund that had a negative impact on the Fund during its fiscal half-year. Rite Aid bonds declined in value in early 2002 after the drugstore chain reported weaker than expected sales.

Looking Ahead
    With the U.S. economy on the road to recovery, our outlook for high yield bonds is positive.
We recently increased the Fund's use of
leverage to take better advantage of any further improvements in the high yield bond market this year.

    Signs of an economic rebound are widespread.
For example, the consumer sectors such as gaming, lodging, housing, and retail continue to benefit from sustained consumer demand encouraged by improving consumer confidence.
Corporations in the commodity-related sectors such as oil, steel, and chemicals are beginning to see higher prices. The telecom and technology sectors, however, remain plagued by reductions in capital spending.

    From the perspective of credit quality, there are also other signs indicating that conditions in the high yield bond market may improve in coming months. Moody's Investors Service reported that the junk bond default rate fell in February 2002, marking its first decline in 19 months. Moody's added that the junk bond default rate would probably continue to slide for the remainder of the year.

Sincerely,



David R. Odenath, Jr.
President
The High Yield Income Fund, Inc.

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                               THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--122.8%
CORPORATE BONDS--118.5%
------------------------------------------------------------------------------------------------------------------------------
Aerospace--1.1%
Alliant Techsystems, Inc., Sr. Sub. Notes                        B2          8.50%       5/15/11   $      70         $     74,900
K & F Industries, Inc., Sr. Sub. Notes, Ser. B                   B2          9.25       10/15/07         300 (a)          310,500
Sequa Corp., Sr. Notes                                           Ba3         9.00        8/01/09         250              245,625
Stellex Industries, Inc., Sr. Sub. Notes, Ser. B                 NR          9.50       11/01/07         500 (b)           15,000
                                                                                                                     ------------
                                                                                                                          646,025
------------------------------------------------------------------------------------------------------------------------------
Airlines--2.4%
AMR Corp.,
   Deb.                                                          B1         10.00        4/15/21         150              137,390
   Notes, Ser. B                                                 B1         10.40        3/10/11         100               90,000
Continental Airlines, Inc., Sr. Notes                            B3          8.00       12/15/05         150 (a)          135,000
Delta Air Lines, Inc.,
   Notes                                                         Ba3         7.70       12/15/05         350 (a)          333,172
   Notes                                                         Ba3         8.30       12/15/29         435 (a)          358,809
Northwest Airlines, Inc.,
   Notes                                                         B2          8.52        4/07/04         150              141,948
   Notes                                                         B2          7.625       3/15/05          25               22,500
   Notes                                                         B2          8.875       6/01/06         150              138,947
                                                                                                                     ------------
                                                                                                                        1,357,766
------------------------------------------------------------------------------------------------------------------------------
Automotive--4.4%
American Axle & Manufacturing, Inc., Sr. Sub. Notes              Ba3         9.75        3/01/09         200              212,750
ArvinMeritor, Inc., Notes                                        Baa3        8.75        3/01/12         275              283,063
AutoNation, Inc., Sr. Notes                                      Ba2         9.00        8/01/08          50               52,437
Collins & Aikman Products Co., Sr. Sub. Notes                    B1         10.75       12/31/11         200              191,500
Dana Credit Corp.                                                Ba3         7.25       12/16/02       1,000 (a)          962,726
Navistar International Corp., Sr. Notes, Ser. B                  Ba1         7.00        2/01/03         750 (a)          746,250
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B                Caa1       10.25       12/15/07          65 (a)           52,163
                                                                                                                     ------------
                                                                                                                        2,500,889
------------------------------------------------------------------------------------------------------------------------------
Building Materials & Components--2.1%
Actuant Corp., Sr. Sub. Notes                                    B3         13.00        5/01/09         300 (a)          342,000
D.R. Horton, Inc., Notes                                         Ba1         8.00        2/01/09         125              126,250
KB HOME, Sr. Sub. Notes                                          Ba3         8.625      12/15/08         160              164,800
Nortek, Inc., Sr. Sub. Notes, Ser. B                             B3          9.875       6/15/11         500 (a)          510,000
Terex Corp., Sr. Sub. Notes                                      B2          9.25        7/15/11          50               51,125
                                                                                                                     ------------
                                                                                                                        1,194,175

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                               THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Business Services--0.7%
Coinmach Corp., Sr. Notes                                        B2         9.00%        2/01/10   $     205         $    212,175
Iron Mountain, Inc., Sr. Notes                                   B2         8.625        4/01/13         190              198,550
                                                                                                                     ------------
                                                                                                                          410,725
------------------------------------------------------------------------------------------------------------------------------
Cable--10.4%
Adelphia Communications Corp.,
   Sr. Notes                                                     B2        10.25        11/01/06         300              309,000
   Sr. Notes                                                     B2        10.25         6/15/11         140 (a)          144,200
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero
   Coupon (until 7/15/05)                                        Caa1     Zero           7/15/10         500               65,000
Charter Communications Holdings LLC,
   Sr. Disc. Notes, Zero Coupon (until 5/15/06)                  B2       Zero           5/15/11         500              288,750
   Sr. Notes                                                     B2         9.625       11/15/09         250              240,000
   Sr. Notes                                                     B2        10.25         1/15/10         500 (a)          487,500
   Sr. Notes                                                     B2        11.125        1/15/11         470 (a)          473,525
   Sr. Notes                                                     B2        10.00         5/15/11         800 (a)          766,000
Coaxial Commerce Central Ohio, Inc., Sr. Notes                   B3        10.00         8/15/06         250 (a)          250,000
Comcast UK Cable Corp., Sr. Disc. Deb. (United Kingdom)          Caa2      11.20        11/15/07         225 (d)          184,500
CSC Holdings, Inc., Sr. Sub. Deb.                                Ba3       10.50         5/15/16         530 (a)          577,700
Diamond Cable Co., Sr. Disc. Notes (United Kingdom)              Ca        10.75         2/15/07         500 (d)          170,000
EchoStar Broadband Corp., Sr. Notes                              B1        10.375       10/01/07         425 (a)          447,313
EchoStar DBS Corp., Sr. Notes                                    B1         9.125        1/15/09         295              299,056
Impsat Corp., Sr. Notes                                          C         12.375        6/15/08         125 (b)            7,500
Insight Communications, Inc., Sr. Disc. Notes, Zero
   Coupon (until 2/15/06)                                        B3       Zero           2/15/11         500              297,500
Insight Midwest LP, Sr. Notes                                    B1        10.50        11/01/10         300 (a)          322,500
Mediacom LLC, Sr. Notes                                          B2         7.875        2/15/11         250 (a)          240,625
Telewest Communications PLC,
   Sr. Disc. Deb. (United Kingdom)                               Caa3      11.00        10/01/07         300 (a)(d)       165,000
   Sr. Disc. Notes, Zero Coupon (until 2/1/05) (United
      Kingdom)                                                   Caa3     Zero           2/01/10         285               91,200
United Pan Europe,
   Sr. Disc. Notes, Ser. B, Zero Coupon (until 8/1/04)
      (Netherlands)                                              Ca       Zero           8/01/09       1,000 (d)          105,000
   Sr. Disc. Notes, Ser. B, Zero Coupon (until 2/1/05)
      (Netherlands)                                              Ca       Zero           2/01/10         100 (d)           10,000
                                                                                                                     ------------
                                                                                                                        5,941,869
------------------------------------------------------------------------------------------------------------------------------
Chemicals--3.6%
Avecia Group PLC                                                 B2        11.00         7/01/09          75               75,750
Huntsman ICI Chemicals LLC, Sr. Sub. Notes                       Caa1      10.125        7/01/09         205 (b)          180,400

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                               THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Chemicals (cont'd.)
IMC Global, Inc.,
   Notes, Ser. B                                                 Ba1       10.875%       6/01/08   $      60         $     65,400
   Notes, Ser. B                                                 Ba1       11.25         6/01/11         130              141,050
ISP Chemco, Inc.,
   Notes, Ser. B                                                 B2        10.25         7/01/11         150              156,750
   Sr. Sub. Notes                                                B2        10.25         7/01/11         250              261,250
Lyondell Chemical Co.,
   Sec'd Notes                                                   Ba3        9.50        12/15/08         400 (a)          402,000
   Sr. Sub. Notes                                                B2        10.875        5/01/09         500 (a)          475,000
Millennium America, Inc., Sr. Notes                              Ba1        9.25         6/15/08          75               76,183
NL Industries, Inc., Sr. Sec'd. Notes                            B1        11.75        10/15/03          19               19,000
OM Group, Inc., Sr. Sub. Notes                                   B3         9.25        12/15/11         210              216,825
                                                                                                                     ------------
                                                                                                                        2,069,608
------------------------------------------------------------------------------------------------------------------------------
Computer Services--1.4%
Unisys Corp.,
   Sr. Notes                                                     Ba1        7.25         1/15/05         700 (a)          679,000
   Sr. Notes                                                     Ba1        8.125        6/01/06         100              100,000
                                                                                                                     ------------
                                                                                                                          779,000
------------------------------------------------------------------------------------------------------------------------------
Consumer Products--1.6%
Coinstar, Inc., Sr. Disc. Notes                                  NR         13.00       10/01/06         209              202,730
Packaged Ice, Inc., Sr. Notes, Ser. B                            Caa3        9.75        2/01/05         160              127,200
Veritas DGC, Inc., Sr. Notes, Ser. C                             Ba3         9.75       10/15/03         500 (a)          507,500
Windmere Durable Holdings, Inc., Sr. Notes                       B2         10.00        7/31/08          55 (a)           55,000
                                                                                                                     ------------
                                                                                                                          892,430
------------------------------------------------------------------------------------------------------------------------------
Containers--2.5%
Graphic Packaging Corp., Sr. Sub. Notes                          B2          8.625       2/15/12         300              310,500
Riverwood Int'l Corp.,
   Sr. Notes                                                     B3         10.625       8/01/07          90               95,850
   Sr. Sub. Notes                                                Caa1       10.875       4/01/08         500              518,750
Stone Container Corp., Sr. Notes                                 B2          9.25        2/01/08         300 (a)          321,000
Stone Container Finance Co., Sr. Sub. Notes                      B2         11.50        8/15/06         145              158,050
US Can Corp., Sr. Sub. Notes, Ser. B                             Caa1       12.375      10/01/10         125               43,750
                                                                                                                     ------------
                                                                                                                        1,447,900

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing Operations--0.7%
Tyco Int'l Group S.A.,
   Notes                                                         Baa1       4.95%        8/01/03   $     305         $    286,923
   Sr. Notes                                                     Baa1       6.375        2/15/06         100               91,107
                                                                                                                     ------------
                                                                                                                          378,030
------------------------------------------------------------------------------------------------------------------------------
Education--0.4%
Kindercare Learning Center, Inc., Sr. Sub. Notes, Ser. B         B3         9.50         2/15/09         250 (a)          245,500
------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--6.3%
AES Corp., Sr. Notes                                             Ba1        9.375        9/15/10         240              156,000
AES Drax Holdings Ltd., Sr. Sec'd. Notes, Ser. B                 Ba1       10.41        12/31/20         190              155,800
Calpine Corp.,
   Sr. Notes                                                     Ba1        8.50         2/15/11         350              245,000
   Sr. Notes                                                     Ba1       10.50         5/15/06         500              407,261
CMS Energy Corp.,
   Sr. Notes                                                     Ba3        8.375        7/01/03         750 (a)          750,000
   Sr. Notes                                                     Ba3        9.875       10/15/07         400 (a)          414,000
Cogentrix Energy, Inc., Ser. B                                   Baa3       8.75        10/15/08         100              101,516
Midland Funding Corp.,
   Deb., Ser. A                                                  Ba3       11.75         7/23/05         130              140,173
   Deb., Ser. B                                                  Ba3       13.25         7/23/06         305 (a)          351,776
Mirant Americas Generation LLC,
   Sr. Notes                                                     Ba1        7.625        5/01/06         100               85,000
   Sr. Notes                                                     Ba1        7.20        10/01/08          60               49,500
   Sr. Notes                                                     Ba1        7.90         7/15/09         450              351,000
PSE&G Energy Holdings, Sr. Notes                                 Baa3      10.00        10/01/09         200 (a)          196,182
Reliant Energy, Inc., Pass-Through Cert., Ser. C                 Baa3       9.681        7/02/26         200              212,878
                                                                                                                     ------------
                                                                                                                        3,616,086
------------------------------------------------------------------------------------------------------------------------------
Electronic Components--1.1%
Amkor Technology, Inc., Sr. Notes                                B1         9.25         2/15/08         195              182,325
Fairchild Semiconductor Corp.,
   Notes                                                         B2        10.375       10/01/07         100              106,000
   Sr. Sub. Notes                                                B2        10.50         2/01/09         175 (a)          189,000
Seagate Technology Int'l., Sr. Sub. Notes                        Ba3       13.50        11/15/07         125              141,250
                                                                                                                     ------------
                                                                                                                          618,575

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                             THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Energy--2.6%
EOTT Energy Partners LP, Sr. Notes                               B1        11.00%       10/01/09   $     500 (a)     $    375,000
Orion Power Holdings, Inc., Sr. Notes                            Ba3       12.00         5/01/10       1,000 (a)        1,125,000
                                                                                                                     ------------
                                                                                                                        1,500,000
------------------------------------------------------------------------------------------------------------------------------
Environmental Services--3.6%
Allied Waste North America, Inc.,
   Sr. Notes                                                     Ba3        8.50        12/01/08         135              137,700
   Sr. Notes, Ser. B                                             Ba3        7.625        1/01/06         500 (a)          495,000
   Sr. Notes, Ser. B                                             Ba3        7.875        1/01/09         225 (a)          221,625
   Sr. Notes, Ser. B                                             B2        10.00         8/01/09         370 (a)          376,475
Browning Ferris Industries, Inc.                                 Ba3        7.40         9/15/35         500 (a)          401,116
Waste Management, Inc.                                           Ba1        8.75         5/01/18         400 (a)          416,908
                                                                                                                     ------------
                                                                                                                        2,048,824
------------------------------------------------------------------------------------------------------------------------------
Equipment Leasing/Rental--0.2%
United Rentals, Inc., Notes, Ser. B                              B2         9.50         6/01/08         100              100,625
------------------------------------------------------------------------------------------------------------------------------
Financial Services--1.9%
Americredit Corp., Sr. Notes                                     Ba1        9.875        4/15/06         300 (a)          267,000
Chevy Chase Savings Bank, Sub. Deb.                              Ba3        9.25        12/01/05         250 (a)          253,750
General Motors Acceptance Corp., Notes                           A2         6.875        9/15/11         175              174,344
Sovereign Bancorp, Inc.,
   Sr. Notes                                                     Ba2       10.25         5/15/04          85               89,675
   Sr. Notes                                                     Ba2       10.50        11/15/06         165              179,025
Western Financial Bank, F.S.B., Sr. Sub. Deb.                    B1         8.875        8/01/07         125              115,948
                                                                                                                     ------------
                                                                                                                        1,079,742
------------------------------------------------------------------------------------------------------------------------------
Foods--0.8%
Agrilink Foods, Inc., Sr. Sub. Notes                             B3        11.875       11/01/08          85 (a)           83,300
Fleming Companies, Inc., Sr. Notes                               Ba3       10.125        4/01/08         210 (a)          212,625
Smithfield Foods, Inc., Sr. Notes, Ser. B                        Ba2        8.00        10/15/09         150              154,500
                                                                                                                     ------------
                                                                                                                          450,425
------------------------------------------------------------------------------------------------------------------------------
Funeral Services--2.2%
Service Corp. International,
   Sr. Notes                                                     B1         6.30         3/15/03         500 (a)          490,000
   Sr. Notes                                                     B1         6.00        12/15/05         850 (a)          762,875
                                                                                                                     ------------
                                                                                                                        1,252,875

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                            THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Gaming--5.3%
Argosy Gaming Co., Sr. Sub. Notes                                B2         9.00%        9/01/11   $      75         $     79,687
Aztar Corp., Sr. Sub. Notes                                      Ba3        8.875        5/15/07         150 (a)          154,875
Circus Circus Enterprises, Inc.,
   Deb.                                                          Ba2        6.70        11/15/96         130 (a)          129,350
   Sr. Sub. Deb.                                                 Ba3        7.625        7/15/13         200 (a)          174,000
Coast Hotels & Casinos, Inc., Sr. Sub. Notes                     B2         9.50         4/01/09         200 (a)          211,500
Hollywood Casino Corp., Sr. Sec'd. Notes                         B3        11.25         5/01/07         150              165,562
Hollywood Park, Inc., Sr. Sub. Notes, Ser. B                     Caa1       9.25         2/15/07         230              204,700
Mandalay Resort Group, Sr. Notes                                 Ba2        9.50         8/01/08       1,000 (a)        1,077,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes                  Ba3        8.00         4/01/12          50               50,063
Station Casinos, Inc., Sr. Sub. Notes                            B2         9.875        7/01/10         750 (a)          802,500
                                                                                                                     ------------
                                                                                                                        3,049,737
------------------------------------------------------------------------------------------------------------------------------
Gas Pipelines--0.6%
Leviathan Gas Pipeline Corp., Sr. Sub. Notes, Ser. B             B1        10.375        6/01/09         300 (a)          318,000
------------------------------------------------------------------------------------------------------------------------------
Health Care--13.4%
ALARIS Medical, Inc.,
   Sec'd. Notes, Ser. B                                          B2        11.625       12/01/06         150              164,250
   Sr. Disc. Notes, Zero Coupon (until 8/1/03)                   Caa2     Zero           8/01/08         750 (a)          495,000
Alliance Imaging, Inc., Sr. Sub. Notes                           B3        10.375        4/15/11         100 (a)          106,500
Bio-Rad Labs, Inc., Sr. Sub. Notes                               B2        11.625        2/15/07         200 (a)          223,000
Concentra Operating Corp., Sr. Sub. Notes                        B3        13.00         8/15/09       1,000 (a)        1,125,000
Coventry Health Care, Inc., Sr. Notes                            Ba3        8.125        2/15/12         250              256,250
Hanger Orthopedic Group, Inc.,
   Sr. Notes                                                     B2        10.375        2/15/09         400              412,000
   Sr. Sub. Notes                                                B3        11.25         6/15/09         100               98,500
HCA - The Healthcare Company,
   Deb.                                                          Ba1        8.36         4/15/24         100              104,032
   Deb.                                                          Ba1        7.50        11/15/95         575 (a)          530,040
   Notes                                                         Ba1        7.125        6/01/06         250              258,750
   Notes                                                         Ba1        6.63         7/15/45         275              276,831
HEALTHSOUTH Corp.,
   Sr. Notes                                                     Ba1        8.375       10/01/11         250              257,500
   Sr. Sub. Notes                                                Ba2       10.75        10/01/08       1,250 (a)        1,356,250
Lifepoint Hospitals Holdings, Inc., Sr. Sub. Notes, Ser.
   B                                                             B2        10.75         5/15/09         150 (a)          168,750
Magellan Health Services, Inc., Sr. Sub. Notes                   B3         9.00         2/15/08         960 (a)          792,000
Matria Healthcare, Inc., Sr. Notes                               B2        11.00         5/01/08         160              160,800
Res-Care, Inc., Sr. Notes                                        B2        10.625       11/15/08         150              151,312
Select Medical Corp., Sr. Sub. Notes                             B3         9.50         6/15/09         420 (a)          432,600
Triad Hospitals Holdings, Inc., Sr. Sub. Notes, Ser. B           B2        11.00         5/15/09         260 (a)          290,550
                                                                                                                     ------------
                                                                                                                        7,659,915

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                             THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Industrials--2.9%
Applied Extrusion Tech, Inc., Sr. Notes                          B2        10.75%        7/01/11   $     100         $    104,750
Eagle-Picher Industries, Inc., Sr. Sub. Notes                    Caa1       9.375        3/01/08         350 (a)          227,500
Gentek, Inc., Sr. Sub. Notes                                     B3        11.00         8/01/09         320 (a)          128,000
International Wire Group, Inc., Sr. Sub. Notes                   Caa1      11.75         6/01/05         500 (a)          395,625
Motors & Gears, Inc., Sr. Notes, Ser. D                          Caa1      10.75        11/15/06         500              472,500
Terex Corp., Sr. Sub. Notes, Ser. B                              B2        10.375        4/01/11         140              150,500
UCAR Finance, Inc., Sr. Notes                                    B2        10.25         2/15/12         150              154,125
                                                                                                                     ------------
                                                                                                                        1,630,000
------------------------------------------------------------------------------------------------------------------------------
Insurance--0.1%
Conseco, Inc., Sr. Notes                                         B2        10.75         6/15/08          95               50,350
------------------------------------------------------------------------------------------------------------------------------
Leisure--1.3%
Premier Parks, Inc., Sr. Notes                                   B3         9.75         6/15/07         140 (a)          145,075
Regal Cinemas, Inc., Sr. Sub. Notes                              B3         9.375        2/01/12         200              206,500
Royal Caribbean Cruises Ltd.,
   Sr. Notes                                                     Ba2        8.125        7/28/04          70               66,850
   Sr. Notes                                                     Ba2        8.75         2/02/11          50               44,500
Six Flags Entertainment Corp., Sr. Notes                         B2         8.875        4/01/06         250 (a)          261,095
                                                                                                                     ------------
                                                                                                                          724,020
------------------------------------------------------------------------------------------------------------------------------
Lodging--7.1%
Extended Stay America, Inc., Sr. Sub. Notes                      B2         9.875        6/15/11         175              182,875
Felcor Lodging LP, Sr. Notes                                     Ba3        9.50         9/15/08         420              439,950
HMH Properties, Inc., Sr. Notes, Ser. B                          Ba3        7.875        8/01/08         310              300,700
Host Marriot LP,
   Sr. Notes                                                     Ba3        9.50         1/15/07         350              367,500
   Sr. Notes, Ser. G                                             Ba3        9.25        10/01/07         500 (a)          517,500
ITT Corp.,
   Notes                                                         Ba1        6.75        11/15/05          90               90,287
   Notes                                                         Ba1        7.375       11/15/15         150              137,433
La Quinta Inns, Inc.,
   Sr. Notes                                                     Ba3        7.25         3/15/04         200              196,500
   Sr. Notes                                                     Ba3        7.40         9/15/05         300 (a)          294,000
MGM MIRAGE,
   Sr. Notes                                                     Ba1        8.50         9/15/10          75               79,403
   Sr. Sub. Notes                                                Ba2        8.375        2/01/11         430              444,513
Park Place Entertainment Corp., Sr. Notes                        Ba1        7.50         9/01/09         995 (a)          980,882
                                                                                                                     ------------
                                                                                                                        4,031,543

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                              THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Media--9.2%
Ackerley Group, Inc., Sr. Sub. Notes, Ser. B                     B3         9.00%        1/15/09   $     250         $    271,250
Alliance Atlantis Commerce, Inc., Sr. Sub. Notes                 B1        13.00        12/15/09         645 (a)          715,950
Canwest Media, Inc., Sr. Sub. Notes                              B2        10.625        5/15/11         350              383,250
Corus Entertainment, Inc. Sr. Sub. Notes                         B1         8.75         3/01/12         125              123,983
Entercom Radio LLC, Sr. Notes                                    Ba3        7.625        3/01/14         275              275,000
Fox Family Worldwide, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 11/1/02)                  Baa1     Zero          11/01/07         905 (a)          974,997
   Sr. Notes                                                     Baa1       9.25        11/01/07          55               58,850
Gray Communications Systems, Inc., Sr. Sub. Notes                B3         9.25        12/15/11         150              154,875
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)                                                       Caa1     Zero           3/01/08         325 (a)          284,375
Nextmedia Operating, Inc., Sr. Sub. Notes                        B3        10.75         7/01/11         275 (a)          292,875
Primedia, Inc., Sr. Notes                                        B1         8.875        5/15/11         175              152,687
Quebecor Media, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 7/15/06)                  B2       Zero           7/15/11         500              317,500
   Sr. Notes                                                     B2        11.125        7/15/11         500              537,500
Sinclair Broadcast Group, Inc., Sr. Sub. Notes                   B2         8.75        12/15/11         200              210,000
Susquehanna Media Co., Sr. Sub. Notes                            B1         8.50         5/15/09         500              517,500
                                                                                                                     ------------
                                                                                                                        5,270,592
------------------------------------------------------------------------------------------------------------------------------
Metals--2.0%
AK Steel Corp., Sr. Notes                                        B1         9.125       12/15/06         200 (a)          208,000
Century Aluminum Co., First Mtge. Notes                          Ba3       11.75         4/15/08         150              154,500
Great Lakes Carbon Corp., Sr. Sub. Notes, Ser. B                 B3        10.25         5/15/08         227 (a)          136,200
Sheffield Steel Corp., First Mtge. Notes, Ser. B                 Ca        11.50        12/01/05         245 (b)           78,706
United States Steel LLC, Sr. Notes                               Ba3       10.75         8/01/08          85               83,300
USEC, Inc.,
   Sr. Notes                                                     Ba1        6.625        1/20/06         250              234,090
   Sr. Notes                                                     Ba1        6.75         1/20/09         100 (a)           86,969
WHX Corp., Sr. Notes                                             Caa3      10.50         4/15/05         250              142,500
                                                                                                                     ------------
                                                                                                                        1,124,265
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous--0.4%
MSX Int'l., Inc., Sr. Notes                                      B3        11.375        1/15/08         105 (a)           80,719
Sun World Int'l., Inc., First Mtge. Notes, Ser. B                B2        11.25         4/15/04         150 (a)          145,500
                                                                                                                     ------------
                                                                                                                          226,219

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                             THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Oil & Gas Exploration/Production--3.3%
Hanover Equipment Trust,
   Sr. Sec'd. Notes                                              Ba3        8.50%        9/01/08   $     150         $    151,500
   Sr. Sec'd. Notes                                              Ba3        8.75         9/01/11         125              125,625
Houston Exploring Co., Sr. Sub. Notes                            B2         8.625        1/01/08          85 (a)           85,000
Key Energy Services, Inc., Sr. Notes                             Ba3        8.375        3/01/08         300              306,000
Parker Drilling Co., Sr. Notes, Ser. D                           B1         9.75        11/15/06         110 (a)          110,275
Stone Energy Corp., Sr. Sub. Notes                               NR         8.25        12/15/11         440              442,200
Swift Energy Co., Sr. Sub. Notes                                 B2        10.25         8/01/09         235              241,462
Tesoro Petroleum Corp.,
   Sr. Sub. Notes, Ser. B                                        B1         9.625       11/01/08          95               95,000
   Sr. Sub. Notes, Ser. B                                        B1         9.00         7/01/08         225 (a)          216,000
Vintage Petroleum, Inc., Sr. Sub. Notes                          B1         9.00        12/15/05         125              120,000
                                                                                                                     ------------
                                                                                                                        1,893,062
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging--1.8%
Caraustar Industries, Inc., Sr. Sub. Notes                       Ba2        9.875        4/01/11          80               83,600
Consumers International, Inc., Sr. Sec'd. Notes (Canada)         NR        10.25         4/01/05         200 (b)(d)        16,000
Doman Industries Ltd., Sr. Notes, Ser. B (Canada)                Ca         9.25        11/15/07         130 (d)           29,900
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Ser. B, Zero Coupon (until 1/15/03)          Caa2     Zero           1/15/09         100               70,000
   Sr. Sub. Notes, Ser. B                                        Caa1       8.75         1/15/08         100               89,000
Norampac, Inc., Sr. Notes                                        Ba2        9.50         2/01/08          50               52,687
Norske SKOG Ltd., Sr. Notes                                      Ba2        8.625        6/15/11         300              306,000
Radnor Holdings, Inc., Sr. Notes, Ser. B                         B2        10.00        12/01/03         500 (a)          375,000
                                                                                                                     ------------
                                                                                                                        1,022,187
------------------------------------------------------------------------------------------------------------------------------
Printing--0.8%
American Color Graphics, Inc., Sr. Sub. Notes                    Caa1      12.75         8/01/05         500 (a)          485,625
------------------------------------------------------------------------------------------------------------------------------
Publishing--0.2%
American Media Operations, Inc., Sr. Sub. Notes                  B2        10.25         5/01/09         100              101,875
------------------------------------------------------------------------------------------------------------------------------
Real Estate--2.4%
CB Richard Ellis Services, Inc., Sr. Sub. Notes                  B3        11.25         6/15/11         500              470,000
Intrawest Corp., Sr. Notes                                       B1        10.50         2/01/10         250 (a)          258,750
Senior Housing Properties Trust, Sr. Notes                       Ba2        8.625        1/15/12         600 (a)          624,000
                                                                                                                     ------------
                                                                                                                        1,352,750

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                               THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Restaurants--1.4%
Carrols Corp., Sr. Sub. Notes                                    B3         9.50%       12/01/08   $     250 (a)     $    237,500
Tricon Global Restaurants, Inc., Sr. Notes                       Ba1        8.875        4/15/11         500 (a)          538,750
                                                                                                                     ------------
                                                                                                                          776,250
------------------------------------------------------------------------------------------------------------------------------
Retail--5.1%
Dillards, Inc.,
   Notes                                                         Ba1        6.125       11/01/03         100               96,988
   Notes                                                         Ba1        6.43         8/01/04         235 (a)          226,281
J. C. Penney Co., Inc.,
   Deb.                                                          Ba2        7.40         4/01/37         255              234,600
   Notes                                                         Ba2        6.125       11/15/03         800              790,000
Rite Aid Corp.,
   Deb.                                                          Caa3       6.875        8/15/13         250              125,000
   Deb.                                                          Caa3       7.70         2/15/27         350 (a)          175,000
   Notes                                                         Caa3       6.00        12/15/05         505 (a)          292,900
Saks, Inc.,
   Sr. Notes                                                     B1         8.25        11/15/08         800 (a)          752,000
   Sr. Notes                                                     B1         7.375        2/15/19         250              197,500
                                                                                                                     ------------
                                                                                                                        2,890,269
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--2.8%
Marsh Supermarkets, Inc., Sr. Sub. Notes, Ser. B                 B2         8.875        8/01/07         500 (a)          498,125
Pantry, Inc., Sr. Sub. Notes                                     B3        10.25        10/15/07         325 (a)          300,625
Pathmark Stores, Inc., Sr. Sub. Notes                            B2         8.75         2/01/12         150              155,438
Winn Dixie Stores, Inc., Sr. Notes                               Ba2        8.875        4/01/08         650 (a)          633,750
                                                                                                                     ------------
                                                                                                                        1,587,938
------------------------------------------------------------------------------------------------------------------------------
Technology--1.0%
Flextronics International Ltd, Sr. Sub. Notes                    Ba2        9.875        7/01/10         290              310,300
Interact Operating Co., Sr. Notes, Payment in Kind               NR        14.00         8/01/03         771 (b)            7,714
Xerox Capital (Europe) PLC, Notes (United Kingdom)               Ba1        5.875        5/15/04         200 (d)          171,754
Xerox Corp., Sr. Notes                                           Ba1        9.75         1/15/09         120              106,200
                                                                                                                     ------------
                                                                                                                          595,968

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                           THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--6.1%
American Tower Corp., Sr. Notes                                  Caa1       9.375%       2/01/09   $      60         $     39,600
Crown Castle International Corp., Sr. Notes                      B3        10.75         8/01/11          70               54,950
Dobson Communications Corp., Sr. Notes                           B3        10.875        7/01/10         210              193,200
Fairpoint Communications, Sr. Sub. Notes                         B3        12.50         5/01/10         245 (a)          243,775
GST Telecommunications, Inc.,
   Sr. Disc. Conv. Notes                                         NR        13.875       12/15/05         110 (b)           33,000
   Sr. Sub. Notes                                                NR        12.75        11/15/07         100 (b)            5,000
Intermedia Communications, Inc., Sr. Sub. Notes, Ser. B,
   Zero Coupon (until 3/1/04)                                    Baa3     Zero           3/01/09         250              200,000
Level 3 Communications, Inc., Sr. Disc. Notes, Zero
   Coupon (until 12/1/03)                                        Caa3     Zero          12/01/08         280               63,000
McLeod USA, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 3/1/02)                   Ca       Zero           3/01/07         150 (b)           33,750
   Sr. Notes                                                     Ca         9.25         7/15/07         400 (b)           96,000
Netia Holdings BV, Sr. Disc. Notes, Ser. B                       Ca       Zero          11/01/07         290 (b)(d)        39,150
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 9/15/02)                  B1       Zero           9/15/07          95               59,850
   Sr. Notes                                                     B1         9.375       11/15/09       1,278 (a)          814,725
Nortel Networks Ltd., Sr. Conv. Notes                            Baa3       4.25         9/01/08          85               65,344
Pagemart Nationwide, Inc., Sr. Disc. Notes                       Caa2      15.00         2/01/05         225 (b)            9,000
PanAmSat Corp., Sr. Notes                                        Ba3        8.50         2/01/12         210              208,950
Price Communications Wireless, Sr. Sub. Notes                    Baa3      11.75         7/15/07         250              261,875
Rogers Wireless, Inc., Sr. Sec. Notes                            Baa3       9.625        5/01/11         125              119,375
Star Choice Communications, Sr. Notes                            B3        13.00        12/15/05         100              105,500
Tritel PCS, Inc.,
   Sr. Sub. Notes                                                Baa3      10.375        1/15/11         100              112,750
   Sr. Sub. Notes, Zero Coupon (until 5/15/04)                   Baa3     Zero           5/15/09         350 (a)          304,500
Voicestream Wireless Corp., Sr. Disc. Notes, Zero Coupon
   (until 11/15/04)                                              Baa1     Zero          11/15/09         465 (a)          416,784
                                                                                                                     ------------
                                                                                                                        3,480,078
------------------------------------------------------------------------------------------------------------------------------
Tobacco--0.1%
DIMON, Inc., Sr. Notes, Ser. B                                   Ba3        9.625       10/15/11          80               84,000
------------------------------------------------------------------------------------------------------------------------------
Transportation--0.7%
Stena AB, Sr. Notes (Sweden)                                     Ba3        8.75         6/15/07         400 (a)(d)       376,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                            THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                              Moody's     Interest     Maturity      Amount             Value
Description                                                    Rating       Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Wholesale--0.4%
Core-Mark International, Inc., Sr. Sub. Notes                    B3        11.375%       9/15/03   $     245 (a)     $    235,200
                                                                                                                     ------------
Total corporate bonds (cost $71,865,811)                                                                               67,496,912
                                                                                                                     ------------
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.2%
Continental Airlines, Inc., Ser. 96-C                            Ba2        9.50        10/15/13         153              135,789
                                                                                                                     ------------
Total asset backed securities (cost $112,241)                                                                             135,789
                                                                                                                     ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                            THE HIGH YIELD INCOME FUND, INC.
-----------------------------------------------------------------------------

                                                       Value
Description                         Shares           (Note 1)
----------------------------------------------------------------
COMMON STOCKS(c)--0.8%
Delta Funding Residual Exchange
  Co., LLC                              160        $       60,800
Delta Funding Residual
  Management, Inc.                      160                     2
PSF Group Holdings, Inc., Class A       279               418,860
Star Gas Partners, LP                   308                 5,713
UnitedGlobalCom, Inc., Class A            2                     8
                                                   --------------
Total common stocks (cost
  $621,212)                                               485,383
                                                   --------------
PREFERRED STOCKS----3.4%
CSC Holdings, Inc.,
   11.125%, Payment in Kind           2,658               272,445
   11.125%, Payment in Kind              42               451,500
Delta Financial Corp., Ser. A,          160
  10.00%                                                        2
Paxson Communications Corp.,
  13.25%, Payment in Kind                74               636,400
Premocor USA, Inc., 11.50%,
  Payment in Kind                       154                84,700
Primedia, Inc.,
   Ser. D, 10.00%                     2,335               112,372
   Ser. H, 8.625%                     3,000               147,000
Sinclair Broadcast Group, Inc.,
  11.625%, Payment in Kind            2,000 (a)           209,000
Viasystems Group, Inc., Ser. B,      13,748 (c)
  8.00%                                                         0
                                                   --------------
Total preferred stocks
  (cost $2,136,624)                                     1,913,419
                                                   --------------

                                                       Value
Description                         Warrants          (Note 1)
----------------------------------------------------------------
WARRANTS(c)--0.2%
Cellnet Data Systems, Inc.,
  expiring 10/1/07                    2,029        $           20
Delta Financial Corp., expiring
  12/22/10                            1,696                     0
Intelcom Group, Inc., expiring        9,900
  9/15/05                                                      99
InterAct Electronic Marketing,
  Inc.,
   expiring 12/15/09                  2,200                    22
InterAct Systems, Inc., expiring      1,100
  8/1/03                                                       11
MGC Communications, Inc.,
  expiring 10/1/04                      200                13,000
Pagemart Nationwide, Inc.,            4,600
  expiring 12/31/03                                           920
R & B Falcon Corp., expiring             75
  5/1/09                                                   12,750
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08                      140                    84
Telus Corp., expiring 9/15/05
  (Canada)                            4,049 (d)            68,833
XM Satellite Radio, Inc.,
  expiring 3/15/10                      150                     0
                                                   --------------
Total warrants (cost $583,199)                             95,739
                                                   --------------
Total long-term investments
  (cost $75,319,087)                                   70,127,242
                                                   --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Portfolio of Investments as of February 28, 2002 (Unaudited)
                                            THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------

                                                                                                   Principal
                                                                          Interest     Maturity      Amount             Value
Description                                                                 Rate         Date        (000)             (Note 1)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--4.3%
Joint Repurchase Agreement Account
   (cost $2,436,000; Note 5)                                                1.90%        3/01/02   $   2,436         $  2,436,000
                                                                                                                     ------------
Total Investments--127.1%
(cost $77,755,087; Note 4)                                                                                             72,563,242
Liabilities in excess of other assets-- (27.1)%                                                                       (15,452,439)
                                                                                                                     ------------
Net Assets--100%                                                                                                     $ 57,110,803
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) Total or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities--$22,619,660; (Note 5).
(b) Issuer in default on interest payment, non-income producing security.
(c) Non-income producing securities.
(d) US $ Denominated Bonds-Foreign Issuers.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities (Unaudited)
------------------------------------------------------------

Assets                                          February 28, 2002
Investments, at value (cost $77,755,087).....      $72,563,242
Cash.........................................              180
Receivable for investments sold..............        2,899,978
Interest and dividend receivable.............        1,523,941
Other assets.................................            1,341
                                                -----------------
   Total assets..............................       76,988,682
                                                -----------------
Liabilities
Loan payable (Note 5)........................       17,000,000
Payable for investments purchased............        2,589,705
Loan interest payable........................           77,712
Accrued expenses.............................           70,069
Deferred directors' fees.....................           67,927
Dividends payable............................           41,672
Management fee payable.......................           30,794
                                                -----------------
   Total liabilities.........................       19,877,879
                                                -----------------
Net Assets...................................      $57,110,803
                                                -----------------
                                                -----------------
Net assets were comprised of:
   Common stock, at par......................      $   114,072
   Paid-in capital in excess of par..........       89,253,454
                                                -----------------
                                                    89,367,526
   Undistributed net investment income.......           97,880
   Accumulated net realized loss on
      investments............................      (27,162,758)
   Net unrealized depreciation on
      investments............................       (5,191,845)
                                                -----------------
Net assets, February 28, 2002................      $57,110,803
                                                -----------------
                                                -----------------
Net asset value and redemption price per
   share
   ($57,110,803 / 11,407,235 shares of common
   stock issued and outstanding).............            $5.01
                                                -----------------
                                                -----------------


THE HIGH YIELD INCOME FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six Months
                                                      Ended
Net Investment Income                           February 28, 2002
Income
   Interest..................................      $ 3,859,038
   Dividends.................................          115,638
                                                -----------------
                                                     3,974,676
                                                -----------------
Expenses
   Management fee............................          200,991
   Custodian's fees and expenses.............           84,000
   Reports to shareholders...................           25,000
   Transfer agent's fees and expenses........           22,000
   Registration fees.........................           17,000
   Audit fee.................................           15,000
   Legal fees and expenses...................            6,000
   Directors' fees and expenses..............            6,000
   Miscellaneous.............................            3,402
                                                -----------------
      Total operating expenses...............          379,393
   Loan interest expense (Note 5)............          293,516
                                                -----------------
      Total expenses.........................          672,909
                                                -----------------
Net investment income........................        3,301,767
                                                -----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized loss on investment
   transactions..............................       (6,977,774)
Net change in net unrealized depreciation on
   investments...............................        2,435,416
                                                -----------------
Net loss on investments......................       (4,542,358)
                                                -----------------
Net Decrease in Net Assets
Resulting from Operations....................      $(1,240,591)
                                                -----------------
                                                -----------------

-------------------------------------------------------------------------------
See Notes to Financial Statements.     20

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows (Unaudited)
------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                  February 28,
Increase (Decrease) in Cash                           2001
Cash flows provided from (used in) operating
   activities:
   Interest and dividends received (excluding
      discount amortization of $574,194).......   $  3,583,757
   Operating expenses paid.....................       (420,983)
   Loan interest paid..........................       (371,846)
   Maturities of short-term portfolio
      investments, net.........................       (313,000)
   Purchases of long-term portfolio
      investments..............................    (39,900,977)
   Proceeds from disposition of long-term
      portfolio investments....................     42,574,519
   Prepaid expenses............................             85
                                                  ------------
   Net cash provided from operating
      activities...............................      5,151,555
                                                  ------------
Cash flows used for financing activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $248,568)................     (3,166,491)
   Loan repayment..............................     (2,000,000)
                                                  ------------
Net decrease in cash...........................        (14,936)
Cash at beginning of period....................         15,116
                                                  ------------
Cash at end of period..........................   $        180
                                                  ------------
                                                  ------------
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from (used in) Operating
Activities
Net decrease in net assets resulting from
   operations..................................   $ (1,240,591)
                                                  ------------
Increase in investments........................      2,096,621
Net realized loss on investment transactions...      6,977,774
Net change in net unrealized appreciation on
   investments.................................     (2,435,416)
Decrease in interest and dividends
   receivable..................................        183,276
Increase in receivable for investment sold.....     (2,899,978)
Decrease in prepaid expenses and other
   assets......................................             85
Increase in payable for investments
   purchased...................................      2,589,705
Decrease in accrued expenses and other
   liabilities.................................       (119,921)
                                                  ------------
   Total adjustments...........................      6,392,146
                                                  ------------
Net cash provided from operating activities....   $  5,151,555
                                                  ------------
                                                  ------------


THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                       Six Months        Year
                                         Ended           Ended
Increase (Decrease)                   February 28,    August 31,
in Net Assets                             2002           2001
Operations
   Net investment income............  $  3,301,767    $ 7,053,471
   Net realized loss on investment
      transactions..................    (6,977,774)    (5,548,539)
   Net change in net unrealized
      depreciation of investments...     2,435,416     (2,083,571)
                                      ------------    -----------
   Net increase (decrease) in net
      assets
      resulting from operations.....    (1,240,591)      (578,639)
Dividends paid to shareholders
   from net investment income.......    (3,416,271)    (6,799,202)
Net asset value of shares issued to
   shareholders in reinvestment of
   dividends........................       248,568        237,196
                                      ------------    -----------
Total decrease......................    (4,408,294)    (7,140,645)
Net Assets
Beginning of period.................    61,519,097     68,659,742
                                      ------------    -----------
End of period(a)....................  $ 57,110,803    $61,519,097
                                      ------------    -----------
                                      ------------    -----------
---------------
(a) Includes undistributed net
    investment income of............  $     97,880    $   212,384
                                      ------------    -----------
                                      ------------    -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     21

Notes to Financial Statements (Unaudited)     THE HIGH YIELD INCOME FUND, INC.
--------------------------------------------------------------------------------
The High Yield Income Fund, Inc. (the 'Fund') was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund's primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or nonrated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund's custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund's purchase commitments with respect to certain investments.

The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ('restricted securities').

Futures Contracts and Related Options: The Fund may also invest in futures contracts on 10-year interest rate swaps for hedging purposes only. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index. The Fund may invest up to 5% of its investable assets for initial margin deposits on existing futures and options on futures and for premiums paid for these types of options. A futures contract is an agreement to buy or sell a set quantity of an underlying product at a future date, or to make and receive a cash payment based on the value of a securities index.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of Assets and Liabilities.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains (losses) from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of three elements: stated coupon rate, original issue discount and market discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions at least annually of net capital gains, if any. Dividends and distributions are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
                                       22

Notes to Financial Statements (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC ('PI') formerly known as Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

------------------------------------------------------------
Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2002 aggregated $51,442,546 and $61,395,725, respectively.

------------------------------------------------------------
Note 4. Distributions and Tax Information
The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of February 28, 2002 were as follows:

                                                      Total Net
                                                      Unrealized
  Tax Basis        Appreciation     Depreciation     Depreciation
--------------     ------------     ------------     ------------
 $ 78,133,986       $ 2,761,095      $ 8,332,281      $ 5,571,186

For federal income tax purposes, the Fund has a capital loss carryforward as of August 31, 2001 of approximately $15,541,100 of which $263,000 expires in 2003, $5,569,500 expires in 2004, $1,361,400 in 2007, $3,336,700 in 2008 and
$5,010,500 in 2009. In addition, the Fund will elect to treat net capital losses of approximately $4,609,400 incurred in the ten month period ended August 31, 2001 as having been incurred in the current year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts.

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of February 28, 2002, the Fund had a .55% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $2,436,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor was as follows:

Greenwich Capital Markets, 1.90%, in the principal amount of $148,677,000, repurchase price $148,684,846, due 3/1/02. The value of the collateral including accrued interest was $151,652,162.

UBS Warburg, 1.90%, in the principal amount of $148,677,000, repurchase price $148,684,846, due 3/1/02. The value of the collateral including accrued interest was $151,654,534.

Goldman, Sachs & Co., 1.90%, in the principal amount of $148,676,000, repurchase price $148,683,846, due 3/1/02. The value of the collateral including accrued interest was $151,649,520.

------------------------------------------------------------
Note 6. Borrowings

The Fund has approved a $25,000,000 uncommitted line of credit with State Street Bank & Trust Co. Interest on any such borrowings outstanding fluctuates daily, at one percentage point over the Federal Funds rate.

The average daily balance outstanding and the maximum face amount of borrowings outstanding at any month end for the six months ended February 28, 2002 was $18,027,624 and $17,000,000 respectively, at a weighted average interest rate of 3.25%.

------------------------------------------------------------
Note 7. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 28, 2002.

During the six months ended February 28, 2002 and the fiscal year ended August 31, 2001, the Fund issued 46,486 and 41,633 shares, respectively, in connection with the reinvestment of dividends.
--------------------------------------------------------------------------------
                                       23

Notes to Financial Statements (Unaudited)      THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

Note 8. Dividends and Distributions
On March 1 and April 1, 2002 the Board of Directors of the Fund declared dividends of $.0425 per share payable on March 28 and April 30, respectively, to shareholders of record on March 15 and April 15, 2002, respectively.
--------------------------------------------------------------------------------
                                       24

Financial Highlights (Unaudited)               THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended                          Year Ended August 31,
                                                        February 28,     -------------------------------------------------------
                                                            2002          2001        2000        1999        1998        1997
                                                            ------       -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(a).............      $   5.42       $  6.07     $  6.62     $  6.91     $  7.58     $  7.24
                                                            ------       -------     -------     -------     -------     -------
Net investment income...............................           .29           .62         .63         .71         .74         .74
Net realized and unrealized gain (loss) on
   investments......................................          (.40)         (.67)       (.52)       (.28)       (.69)        .35
                                                            ------       -------     -------     -------     -------     -------
   Total from investment operations.................          (.11)         (.05)        .11         .43         .05        1.09
                                                            ------       -------     -------     -------     -------     -------
Dividends paid to shareholders from net investment
   income...........................................          (.30)         (.60)       (.64)       (.72)       (.72)       (.74)
Distributions to shareholders in excess of net
   investment income................................            --            --          --(c)       --          --        (.01)
Return of capital distributions.....................            --            --        (.02)         --          --          --
                                                            ------       -------     -------     -------     -------     -------
   Total dividends and distributions................          (.30)         (.60)       (.66)       (.72)       (.72)       (.75)
                                                            ------       -------     -------     -------     -------     -------
Net asset value, end of period(a)...................      $   5.01       $  5.42     $  6.07     $  6.62     $  6.91     $  7.58
                                                            ------       -------     -------     -------     -------     -------
                                                            ------       -------     -------     -------     -------     -------
Market price per share, end of period(a)............      $   5.47       $  5.95     $  5.69     $  6.81     $  6.38     $  7.81
                                                            ------       -------     -------     -------     -------     -------
                                                            ------       -------     -------     -------     -------     -------
TOTAL INVESTMENT RETURN(b)..........................         (2.71)%       16.68%      (5.98)%     18.55%     (10.19)%     11.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $ 57,111       $61,519     $68,660     $74,861     $77,632     $84,581
Average net assets (000)............................      $ 57,821       $64,140     $71,239     $77,389     $85,511     $81,788
Ratio to average net assets:
   Expenses, before loan interest...................          1.32%(d)      1.23%       1.16%       1.12%       1.09%       1.20%
   Total expenses...................................          2.35%(d)      3.11%       2.95%       2.69%       2.64%       2.79%
   Net investment income............................         11.52%(d)     11.00%      10.01%      10.36%       9.64%      10.04%
Portfolio turnover rate.............................            55%           81%         88%         85%         73%         82%
Asset coverage......................................           401%          424%        427%        474%        488%        526%
Total debt outstanding at period-end (000)..........      $ 17,000       $19,000     $21,000     $20,000     $20,000     $20,000

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund's dividend reinvestment plan. This amount does not reflect brokerage commissions. Total investment return for period less than a full year is not annualized
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     25

Other Information (Unaudited)                  THE HIGH YIELD INCOME FUND, INC.
-------------------------------------------------------------------------------

Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan). Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholders of record (or, if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.

Equiserve L.P., (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at a price equal to net asset value but not less than 95% of the market price. If net asset value exceeds the market price of Shares on the payment date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.

Except for certain brokerage commissions, as described below, there is no other charge to participants for reinvesting dividends or capital gain distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent, Equiserve L.P., P.O. Box 43011, Providence, RI 02940-3011.
--------------------------------------------------------------------------------
                                       26

-------------------------------------------------------------------
            Directors
            Eugene C. Dorsey
            Delayne Dedrick Gold
            Robert F. Gunia
            Thomas T. Mooney
            Stephen P. Munn
            David R. Odenath, Jr.
            Richard A. Redeker
            Judy A. Rice
            Nancy H. Teeters
            Louis A. Weil, III

            Officers
            David R. Odenath, Jr., President
            Robert F. Gunia, Vice President
            Judy A. Rice, Vice President
            Grace C. Torres, Treasurer
            Deborah A. Docs, Secretary
            William V. Healey, Assistant Secretary

            Manager
            Prudential Investments LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Investment Adviser
            Prudential Investment Management, Inc.
            Gateway Center Two
            Newark, NJ 07102

            Custodian
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            Transfer Agent
            Equiserve L.P.
            P.O. Box 43011
            Providence, RI 02940-3011

            Independent Accountants
            PricewaterhouseCoopers LLP
            1177 Avenue of the Americas
            New York, NY 10036

            Legal Counsel
            Shearman & Sterling
            599 Lexington Avenue
            New York, NY 10022

               This report is for stockholder information. This is not a
            prospectus intended for use in the purchase or sale of fund shares.

                              The High Yield Income Fund, Inc.
                                    Gateway Center Three
                                    100 Mulberry Street
                                   Newark, NJ 07102-4077
                                  Toll free (800) 451-6788

               The views expressed in this report and information about the
            Fund's holdings are for the period covered by this report and are subject to change thereafter.

               The accompanying financial statements as of February 28, 2002, were not audited and, accordingly, no opinion is expressed on them.

                          The Prudential Insurance Company of America
                                      751 Broad Street
                                      Newark, NJ 07102
      429904105